Income taxes - Summary of Change in Valuation Allowance (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Valuation Allowance [Abstract]
Valuation allowance, at beginning of year	$ 887,000	$ 0
Increase in valuation allowance	7,602,000	887,000
Valuation allowance, at end of year	$ 8,489,000	$ 887,000